Income tax - Summary of income tax calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	R$ 3,815,174	R$ 2,421,413	R$ 1,544,109
Combined tax rate in Brazil	34.00%	34.00%	34.00%
Tax expense at the combined rate	R$ 1,297,159	R$ 823,280	R$ 524,997
Loss (income from entities not subject to deferred taxation	554	(12,470)	(9,551)
Effects from entities taxed at different rates	146,377	35,377	25,948
Effects from entities taxed at different taxation regimes	(1,128,400)	(443,579)	(24,089)
Intercompany transactions with different taxation regimes	(79,055)	(74,289)	(50,138)
Tax incentives	(21,036)	(14,354)	(9,772)
Non-deductible expenses (non-taxable income)	25,216	49,640	33,854
Others	(18,101)	(23,681)	(36,624)
Income tax expense	R$ 222,714	R$ 339,924	R$ 454,625
Effective tax rate	5.84%	14.04%	29.44%
Current	R$ 610,265	R$ 536,422	R$ 594,037
Deferred	R$ (387,551)	R$ (196,498)	R$ (139,412)